Revolving term credit facility	12 Months Ended
Dec. 31, 2017
Revolving term credit facility
Revolving term credit facility

Note 13 – Revolving term credit facility

(a)Credit Facility - $1.0 billion

The Company has a five year $1.0 billion unsecured revolving term credit facility (the “Credit Facility”). On March 22, 2017, the Company amended its Credit Facility by extending the term from November 12, 2020 to March 22, 2022.  Subsequent to year end, on March 7, 2018, the Company further amended its Credit Facility by extending the term from March 22, 2022 to March 22, 2023.

Advances under the Credit Facility can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.20% and 1.20% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.20% and 2.20% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.20% and 1.20% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.20% and 2.20%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Credit Facility are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Credit Facility is subject to a standby fee of 0.24% to 0.44% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Credit Facility.

As at December 31, 2017, there was no balance (December 31, 2016 – $Nil) outstanding under the Credit Facility.

As at December 31, 2017, a balance of $2.5 million related to debt issue costs is remaining to be amortized over the remaining term of the Credit Facility (December 31, 2016 – $2.2 million). The unamortized debt issue costs associated with the Credit Facility are included in prepaid expenses and other current assets, and other non-current assets. For the year ended December 31, 2017, the Company recognized debt issuance cost amortization expense of $0.9 million (2016 - $0.6 million), and $2.5 million (2016 – $2.2 million) of standby and administrative fees in the consolidated statement of income and comprehensive income.

(b)FNBC Credit Facility - $100.0 million

On March 20, 2017, the Company’s subsidiary, Franco-Nevada (Barbados) Corporation, entered into an unsecured revolving term credit facility (the “FNBC Credit Facility”). The FNBC Credit Facility provides for the availability over a one-year period of up to $100.0 million in borrowings. The FNBC Credit Facility has a maturity date of March 20, 2018. The Company has the option of requesting, during a period of time before each anniversary date, up to two additional one-year extensions of the maturity. These requests are subject to approval from the lenders.  Subsequent to year end, on February 21, 2018, the FNBC Credit Facility’s maturity date was extended from March 20, 2018 to March 20, 2019.

Advances under the FNBC Credit Facility can be drawn as follows:

•	Base rate advances with interest payable monthly at the CIBC base rate, plus 0.35% per annum; or
•	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR plus 1.35% per annum.

All loans are readily convertible into loans of other types on customary terms and upon provision of appropriate notice.

The FNBC Credit Facility is subject to a standby fee of 0.27% per annum, even if no amounts are outstanding.

As at December 31, 2017, there was no balance outstanding under the FNBC Credit Facility.

As at December 31, 2017, $0.1 million related to debt issue costs were capitalized and will be amortised over the remaining term of the FNBC Credit Facility.